Summary of Significant Accounting Policies (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents	$ 1,655,453	$ 364,608
Investments	965,886	0
Receivables	1,240,736	937,841
Accounts Payable	518,150	695,775
Long-term Debt	701,852	571,335
Carrying Amount
Cash and cash equivalents	1,655,453	364,608
Investments	965,886	0
Receivables	1,240,736	937,841
Accounts Payable	518,150	695,775
Long-term Debt	701,852	571,335
Fair Value
Cash and cash equivalents	1,655,453	364,608
Investments	965,886	0
Receivables	1,240,736	937,841
Accounts Payable	518,150	695,775
Long-term Debt	$ 701,852	$ 571,335